UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
20	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Preferred Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Preferred Money Market Fund for the six-month period ended September 30,2008.During the reporting period,the fund’s Prime shares produced a 2.80% annualized yield, and its Reserve shares produced a 2.74% annualized yield.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 2.84% and 2.78%, respectively, for the same period.1

Interest Rates Declined as U.S. Economy Struggled

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had produced a weaker U.S. economy by the start of the reporting period, leading investors to reassess their attitudes toward risk. As a result of these factors, the Federal Reserve Board (the “Fed”) reduced short-term interest rates aggressively in the months leading up to the reporting period, which began with an overnight federal funds rate of 2.25%, down from 5.25% several months earlier.

Despite the Fed’s moves and an economic stimulus package from Congress, job losses and deleveraging pressures continued to mount. In addition, just weeks before the start of the reporting period, the Fed participated in the rescue of investment bank Bear Stearns, and it made $200 billion of Treasury securities available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

More job losses were announced after the reporting period began.The Fed continued to reduce the federal funds rate, driving the overnight rate to 2.00% in April. However, inflation appeared to accelerate along with commodity prices, and businesses attempted to pass along higher costs to their customers. Economic data in May was mixed.The unemployment rate jumped to 5.50%, and the average cost of gasoline in the United States surpassed $4.00 per gallon.On the other hand,retail sales improved by 1.00%, suggesting that tax rebate checks might have bolstered consumer spending.

Any improvement in investor sentiment proved to be short-lived. Reports of additional job losses and revelations of new sub-prime related write-downs by major banks in June sparked renewed volatility in the stock and bond markets and dashed expectations of a rate hike.The Fed left the federal funds rate unchanged at 2.00%, citing uncertainty about the inflation outlook. It was later announced that U.S. GDP grew at a 2.80% annualized rate in the second quarter, as export activity offset declining consumer spending.

July also saw heightened market volatility, particularly when regional bank Indy Mac was seized by the FDIC, and government-sponsored mortgage agencies Fannie Mae and Freddie Mac revealed greater-than-expected losses due to rising mortgage defaults.The markets also responded negatively to another consecutive month of job losses.The bad news continued to mount in August, including a jump in the unemployment rate to 6.10%, its highest level in five years, and a surge in mortgage delinquencies to all-time highs. However, inflationary pressures appeared to ebb when commodity prices retreated from their peaks due to slackening demand.

September ranked as one of the most challenging months in memory for the U.S. economy and global financial markets. A sharp downturn in investor confidence created a financial crisis, which former Fed Chairman Alan Greenspan called a “once in a century type of event.” Over the course of the month, the credit markets effectively seized up, and financial institutions grew reluctant to lend even to each other, as reflected by elevated LIBOR rates.

Major financial institutions that already had been damaged by sub-prime mortgages found themselves unable to obtain short-term funding for their ongoing operations. As a result, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG. Venerable investment bank Lehman Brothers filed for bankruptcy. Banking giant Washington Mutual was seized by regulators, and its assets were acquired

The Fund 3

LETTER TO SHAREHOLDERS (continued)

by JP Morgan. Brokerage house Merrill Lynch and financial conglomerate Wachovia were sold to former rivals at steeply discounted prices. And, in a highly publicized and controversial move, the U.S. Treasury Department proposed a $700 billion rescue package for the nation’s banking system. This unprecedented attempt to restore liquidity was initially rejected by Congress, but after some adjustments was enacted into law just days after the end of the reporting period.

Portfolio Focus

As the Fed cut short-term interest rates early in the reporting period, widening yield differences created more attractive opportunities among longer-dated money market instruments.Therefore, for most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages. However, September’s developments constrained our ability to find longer-dated money market instruments at reasonable prices, and we focused almost exclusively on instruments with overnight maturities.

The Fed acted again in early October, after the close of the reporting period, reducing the federal funds rate by 50 basis points to 1.50% in a move coordinated with other central banks. Nevertheless, the financial markets have remained quite volatile.We intend to continue to maintain a conservative credit posture and focus on liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008
	Prime Shares	Reserve Shares

Expenses paid per $1,000 ††	$ .50	$ .81
Ending value (after expenses)	$1,014.10	$1,013.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008

	Prime Shares	Reserve Shares

Expenses paid per $1,000 ††	$ .51	$ .81
Ending value (after expenses)	$1,024.57	$1,024.27

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and ..16% for Reserve shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2008 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—47.9%	Amount ($)	Value ($)

Banca Intesa SPA (London)
2.85%, 10/7/08	250,000,000	250,000,000
Bank of Scotland PLC
2.80%, 10/14/08	150,000,000	150,000,000
Credit Agricole (London)
2.85%—2.90%, 10/7/08—12/1/08	850,000,000	850,000,986
Credit Suisse
2.89%, 10/11/08	250,000,000 [a]	250,000,000
Fifth Third Bank
2.80%—2.85%, 11/17/08—11/26/08	570,000,000	570,000,000
Landesbank Baden-Wurttemberg (London)
2.85%—2.90%, 10/10/08—11/28/08	775,000,000	775,000,000
Landesbank Hessen-Thuringen
Girozentrale (London)
2.95%, 10/10/08	400,000,000	400,000,496
Skandinaviska Enskilda Banken AB (London)
3.13%, 2/27/09	500,000,000 [b]	500,000,000
Swedbank (ForeningsSparbanken AB)
2.69%, 10/17/08	100,000,000 [a]	100,000,000
UniCredito Italiano SpA (Yankee)
3.20%, 1/30/09	200,000,000	200,000,000
Wachovia Bank, N.A.
2.85%—3.05%, 10/3/08—12/17/08	650,000,000	650,000,000
Wilmington Trust Co., DE
2.89%, 11/25/08	105,000,000	105,000,000
Total Negotiable Bank
Certificates of Deposit
(cost $4,800,001,482)		4,800,001,482

Commercial Paper—32.3%

ANZ International Ltd.
2.81%, 11/14/08	200,000,000 [b]	199,322,889
ASB Finance Ltd.
2.83%—3.04%, 11/21/08—12/12/08	400,000,000 [b]	398,009,500
Bank of Ireland
3.02%, 10/22/08	250,000,000 [b]	249,566,292

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Bank of Scotland PLC
2.80%, 11/14/08	200,000,000	199,325,333
Canadian Imperial Holdings
2.80%, 10/15/08	75,000,000	74,919,471
Citigroup Funding Inc.
2.84%—4.50%, 10/1/08—12/23/08	400,000,000	398,759,182
Commerzbank U.S. Finance Inc.
3.00%, 1/16/09	300,000,000	297,360,667
Greenwich Capital Holdings Inc.
3.09%, 1/20/09	100,000,000	99,059,583
Natexis Banques Populaires US Finance Co. LLC
2.95%, 12/2/08	250,000,000	248,748,375
Swedbank (ForeningsSparbanken AB)
2.93%—3.04%, 10/6/08—12/10/08	300,000,000	298,785,139
Swedbank Inc. (ForeningsSparbanken AB)
2.74%, 10/10/08	225,000,000	224,848,125
UBS Finance Delaware LLC
2.90%, 12/17/08	200,000,000	198,770,138
Westpac Banking Corp.
2.75%, 10/14/08	350,000,000 [b]	349,657,486
Total Commercial Paper
(cost $3,237,132,180)		3,237,132,180

Corporate Notes—10.5%

Banca Intesa SpA
2.99%, 10/15/08	250,000,000 [a]	250,000,000
Barclays Bank PLC
4.13%, 11/1/08	300,000,000 [a]	300,000,000
Citigroup Funding Inc.
3.20%, 5/8/09	100,000,000 [a]	100,000,000
Morgan Stanley
2.64%, 10/3/08	150,000,000 [a]	150,000,000
Wachovia Bank, N.A.
3.92%, 10/28/08	250,000,000 [a]	250,000,000
Total Corporate Notes
(cost $1,050,000,000)		1,050,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—9.2%	Amount ($)	Value ($)

Dresdner Bank AG (Grand Cayman)
0.50%, 10/1/08	300,000,000	300,000,000
KBC Bank N.V. (Grand Cayman)
0.01%, 10/1/08	300,000,000	300,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
0.01%, 10/1/08	244,000,000	244,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
2.00%, 10/1/08	75,000,000	75,000,000
Total Time Deposits
(cost $919,000,000)		919,000,000

Total Investments (cost $10,006,133,662)	99.9%	10,006,133,662
Cash and Receivables (Net)	.1%	14,228,449
Net Assets	100.0%	10,020,362,111

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $1,696,556,167 or 16.9% of net assets.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	98.4	Brokerage Firms	1.5
			99.9

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities-See Statement
of Investments—Note 1(b):	10,006,133,662	10,006,133,662
Interest receivable		31,737,463
		10,037,871,125

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		1,091,611
Cash overdraft due to Custodian		5,732,217
Payable for shares of Beneficial Interest redeemed		10,685,186
		17,509,014

Net Assets ($)		10,020,362,111

Composition of Net Assets ($):
Paid-in capital		10,020,738,710
Accumulated net realized gain (loss) on investments		(376,599)

Net Assets ($)		10,020,362,111

Net Asset Value Per Share
	Prime Shares	Reserve Shares

Net Assets ($)	9,830,234,259	190,127,852
Shares Outstanding	9,830,599,403	190,139,307

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	252,863,432
Expenses:
Management fee—Note 2(a)	8,757,056
Distribution fees (Reserve shares)—Note 2(b)	149,285
Total Expenses	8,906,341
Investment Income—Net	243,957,091

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(48,225)
Net Increase in Net Assets Resulting from Operations	243,908,866

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

Operations ($):
Investment income—net	243,957,091	554,795,645
Net realized gain (loss) on investments	(48,225)	646,966
Net Increase (Decrease) in Net Assets
Resulting from Operations	243,908,866	555,442,611

Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(237,388,048)	(554,794,981)
Reserve Shares	(6,569,043)	(664)
Total Dividends	(243,957,091)	(554,795,645)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	52,075,753,798	64,826,482,293
Reserve Shares	2,360,399,730	50,000
Dividends reinvested:
Prime Shares	206,033,366	525,750,411
Reserve Shares	6,539,063	—
Cost of shares redeemed:
Prime Shares	(56,995,311,586)	(59,023,919,612)
Reserve Shares	(2,176,849,486)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,523,435,115)	6,328,363,092
Total Increase (Decrease) in Net Assets	(4,523,483,340)	6,329,010,058

Net Assets ($):
Beginning of Period	14,543,845,451	8,214,835,393
End of Period	10,020,362,111	14,543,845,451

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2008				Year Ended March 31,

Prime Shares [a]	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.014	.049	.052	.037	.016	.010
Distributions:
Dividends from
investment
income—net	(.014)	(.049)	(.052)	(.037)	(.016)	(.010)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.81[b]	5.04	5.30	3.72	1.64	1.05

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets .10[b]		.10	.10	.10	.10	.10
Ratio of net investment
income to average
net assets	2.79[b]	4.84	5.19	3.62	1.59	1.04

Net Assets,
end of period
($ x 1,000)	9,830,234 14,543,795		8,214,835	6,532,444	8,830,437	10,716,974

[a]	The fund commenced offering two classes of shares on December 7, 2007.The existing shares were redesignated
Prime Shares.
[b]	Annualized.
See notes to financial statements.

	Six Months Ended
	September 30, 2008	Period Ended
Reserves Shares	(Unaudited)	March 31, 2008 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.014	.013
Distributions:
Dividends from investment income—net	(.014)	(.013)
Net asset value, end of period	1.00	1.00

Total Return (%) [b]	2.75	4.22

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [b]	.16	.16
Ratio of net investment income
to average net assets [b]	2.64	4.19

Net Assets, end of period ($ x 1,000)	190,128	50

[a]	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
[b]	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

14

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant
Observable Inputs	10,006,133,662
Level 3—Significant
Unobservable Inputs	0
Total	10,006,133,662

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

16

monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains can be offset by capital loss carryovers it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ending September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $328,374 available for federal income tax purposes to be applied against future net securities

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

profits, if any, realized subsequent to March 31, 2008. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2008 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve’s shares, for advertising and marketing relating to the Reserve shares and for providing certain services to shareholders of such class of shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect to those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, the Reserve shares were charged $149,285 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,063,722 and Rule 12b-1 distribution plan fees $27,889.

18

NOTE 3—Subsequent Event:

The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program expires on December 18, 2008, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term of the Program required a payment to the Treasury in the amount of .01% of the fund’s shares outstanding as of September 19, 2008.This expense is being borne by the fund without regard to any expense limitation currently in effect.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

20

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile (among the lowest expense ratios) of the Expense Group and Expense Universe.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2008, noting that the fund’s performance for the 1-, 2-, 3- and 10-year periods was the highest of the Performance Group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the

22

profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

For More Information

Dreyfus Institutional	Transfer Agent &
Preferred Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
MBSC Securities Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional
Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund for the six-month period ended September 30, 2008. During the reporting period, the fund produced a yield of 2.43% .Taking into account the effects of compounding, the fund also produced an effective yield of 2.46% .1

Interest Rates Declined as U.S. Economy Struggled

Turmoil in the sub-prime mortgage market, slumping U.S. housing markets and resurgent energy prices already had produced a weaker U.S. economy by the start of the reporting period, leading investors to reassess their attitudes toward risk. As a result of these factors, the Federal Reserve Board (the “Fed”) reduced short-term interest rates aggressively in the months leading up to the reporting period, which began with an overnight federal funds rate of 2.25%, down from 5.25% several months earlier.

Despite the Fed’s moves and an economic stimulus package from Congress, job losses and deleveraging pressures continued to mount. In addition, just weeks before the start of the reporting period, the Fed participated in the rescue of investment bank Bear Stearns, and it made $200 billion of Treasury securities available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

More job losses were announced after the reporting period began.The Fed continued to reduce the federal funds rate, driving the overnight rate to 2.00% in April. However, inflation appeared to accelerate along with commodity prices, and businesses attempted to pass along higher costs to their customers. Economic data in May was mixed.The unemployment rate jumped to 5.50%, and the average cost of gasoline in the United States surpassed $4.00 per gallon.On the other hand,retail sales improved by 1.00%, suggesting that tax rebate checks might have bolstered consumer spending.

2

Any improvement in investor sentiment proved to be short-lived. Reports of additional job losses and revelations of new sub-prime related write-downs by major banks in June sparked renewed volatility in the stock and bond markets and dashed expectations of a rate hike.The Fed left the federal funds rate unchanged at 2.00%, citing uncertainty about the inflation outlook. It was later announced that U.S. GDP grew at a 2.80% annualized rate in the second quarter, as export activity offset declining consumer spending.

July also saw heightened market volatility, particularly when regional bank Indy Mac was seized by the FDIC, and government-sponsored mortgage agencies Fannie Mae and Freddie Mac revealed greater-than-expected losses due to rising mortgage defaults.The markets also responded negatively to another consecutive month of job losses.The bad news continued to mount in August, including a jump in the unemployment rate to 6.10%, its highest level in five years, and a surge in mortgage delinquencies to all-time highs. However, inflationary pressures appeared to ebb when commodity prices retreated from their peaks due to slackening demand.

September ranked as one of the most challenging months in memory for the U.S. economy and global financial markets. A sharp downturn in investor confidence created a financial crisis, which former Fed Chairman Alan Greenspan called a “once in a century type of event.” Over the course of the month, the credit markets effectively seized up, and financial institutions grew reluctant to lend even to each other, as reflected by elevated LIBOR rates.

Major financial institutions that already had been damaged by sub-prime mortgages found themselves unable to obtain short-term funding for their ongoing operations. As a result, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG. Venerable investment bank Lehman Brothers filed for bankruptcy. Banking giant Washington Mutual was seized by regulators, and its assets were acquired by JP Morgan. Brokerage house Merrill Lynch and financial conglomerate Wachovia were sold to former rivals at steeply discounted prices.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

And, in a highly publicized and controversial move, the U.S. Treasury Department proposed a $700 billion rescue package for the nation’s banking system. This unprecedented attempt to restore liquidity was initially rejected by Congress, but after some adjustments was enacted into law just days after the end of the reporting period.

Portfolio Focus

As the Fed cut short-term interest rates early in the reporting period, widening yield differences created more attractive opportunities among longer-dated money market instruments. However, we maintained the fund’s weighted average maturity in a range we considered shorter than industry averages.

The Fed acted again in early October, after the close of the reporting period, reducing the federal funds rate by 50 basis points to 1.50% in a move coordinated with other central banks. Nevertheless, the financial markets have remained quite volatile.We intend to continue to maintain a conservative credit posture and focus on liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield and annualized effective yield would have been 2.33% and
2.36%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,012.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,025.07

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2008 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—44.0%	Amount ($)	Value ($)

ABN AMRO Bank N.V. (London)
2.90%, 11/17/08	30,000,000	29,996,141
Allied Irish Banks N.A. Inc. (Yankee)
2.87%, 11/21/08	30,000,000	30,000,000
DEPFA BANK PLC (Yankee)
2.88%, 10/8/08	41,000,000 [a]	41,000,000
Fifth Third Bank
2.84%, 10/31/08	30,000,000	30,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
2.88%, 11/4/08	30,000,000	30,000,000
State Street Bank and Trust Co.
2.58%, 11/3/08	30,000,000	30,000,000
UniCredito Italiano Bank PLC (Yankee)
2.93%, 11/26/08	30,000,000 [a]	30,000,000
Wilmington Trust Co., DE
2.90%, 11/21/08	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $250,996,141)		250,996,141

Commercial Paper—13.4%

Bank of Ireland
3.03%, 12/15/08	16,900,000 [a]	16,794,375
BNP Paribas Finance Inc.
2.50%, 10/14/08	30,000,000	29,973,025
Societe Generale N.A. Inc.
2.65%, 10/24/08	30,000,000	29,949,400
Total Commercial Paper
(cost $76,716,800)		76,716,800

Corporate Note—5.3%

Citigroup Funding Inc.
3.20%, 5/8/09
(cost $30,000,000)	30,000,000 [b]	30,000,000

U.S. Government Agency—2.3%

Federal Home Loan Bank System
0.10%, 10/1/08
(cost $13,000,000)	13,000,000	13,000,000

6

	Principal
Repurchase Agreements—35.0%	Amount ($)	Value ($)

Barclays Financial LLC
2.00%, dated 9/30/08, due 10/1/08 in the amount of
$50,002,778 (fully collateralized by $49,908,000
Federal Farm Credit Bank, 3.875%, due 8/25/11,
value $51,000,854)	50,000,000	50,000,000
Deutsche Bank Securities
2.00%, dated 9/30/08, due 10/1/08 in the amount of
$50,002,778 (fully collateralized by $14,210,000
Federal National Mortgage Association, 5.73%, due
1/22/37, value $14,683,525 and $41,000,000 Resolution
Funding Corp., 0%, due 1/15/13, value $36,317,390 )	50,000,000	50,000,000
Greenwich Capital Markets
1.50%, dated 9/30/08, due 10/1/08 in the amount of
$50,002,083 (fully collateralized by $49,120,000
U.S. Treasury Notes, 3.875%, due 5/15/18,
value $51,000,373)	50,000,000	50,000,000
UBS Securities LLC
1.00%, dated 9/30/08, due 10/1/08 in the amount of
$50,001,389 (fully collateralized by $48,300,000
Federal Home Loan Mortgage Corp., 4.75%, due
11/17/15, value $51,004,253)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $200,000,000)		200,000,000

Total Investments (cost $570,712,941)	100.0%	570,712,941

Cash and Receivables (Net)	.0%	244,435

Net Assets	100.0%	570,957,376

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $87,794,375 or 15.4% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary	(Unaudited)†
	Value (%)		Value (%)

Banking	62.7	Government Agency	2.3
Repurchase Agreements	35.0		100.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase
Agreements of $200,000,000)—Note 1(b):	570,712,941	570,712,941
Interest receivable		1,389,031
		572,101,972

Liabilities ($):
Cash overdraft due to Custodian		1,144,596

Net Assets ($)		570,957,376

Composition of Net Assets ($):
Paid-in capital		570,958,468
Accumulated net realized gain (loss) on investments		(1,092)

Net Assets ($)		570,957,376

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		570,958,468
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	10,042,816
Expenses:
Management fee—Note 2(a)	414,109
Less—reduction in management fee
due to undertaking—Note 2(a)	(414,109)
Net Expenses	—
Investment Income—Net, representing net increase
in net assets resulting from operations	10,042,816

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

Operations ($):
Investment income—net	10,042,816	41,976,102
Net realized gain (loss) on investments	—	3,318
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,042,816	41,979,420

Dividends to Shareholders from ($):
Investment income—net	(10,042,816)	(41,976,102)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,694,023,432	8,654,660,335
Dividends reinvested	1,159	24,637
Cost of shares redeemed	(3,833,783,302)	(8,830,137,117)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(139,758,711)	(175,452,145)
Total Increase (Decrease) in Net Assets	(139,758,711)	(175,448,827)

Net Assets ($):
Beginning of Period	710,716,087	886,164,914
End of Period	570,957,376	710,716,087

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2008			Year Ended March 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.046	.052	.037	.017	.011
Distributions:
Dividends from
investment income—net	(.012)	(.046)	(.052)	(.037)	(.017)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.45[a]	4.73	5.35	3.75	1.69	1.07

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10[a]	.10	.10	.10	.10	.10
Ratio of net expenses
to average net assets	—	—	—	—	—	—
Ratio of net investment
income to average net assets	2.43[a]	4.68	5.23	3.65	1.80	1.07

Net Assets, end of period
($ x 1,000)	570,957	710,716	886,165	668,575	354,840	223,169

[a] Annualized.
See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2008, 100% of the funds outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

12

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	570,712,941
Level 3—Significant Unobservable Inputs	0
Total	570,712,941

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price

14

plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ending September 30, 2008.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax positions in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,092 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2008. If not applied, $465 of the carryover expires in fiscal 2011 and $627 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2008 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee. The Manager had undertaken from April 1, 2008 through September 30, 2008 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $414,109 during the period ended September 30, 2008.This waiver was voluntary, not contractual and can be terminated at any time.

16

NOTE 3—Subsequent Event:

Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of each fund held by shareholders as of September 19, 2008 as $1.00 per share if a fund’s net asset value per share falls below $.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program expires on December 18, 2008, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term of the Program required a payment to the Treasury in the amount of .01% of the fund’s shares outstanding as of September 19, 2008.This expense is being borne by the fund without regard to any expense limitation currently in effect.

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile (and was the lowest expense ratio) of the Expense Group and Expense Universe.The Board considered that the Manager had voluntarily waived its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time, and that, absent the undertaking, the fund’s expense ratio would continue to be the lowest of the Expense Group.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Board noted that the fund’s performance was at or above the medians of the Performance Group and Performance Universe for the reported periods ended May 31, 2008, except that for the 1-year period the fund’s performance was slightly below the median of the Performance Universe.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Noting the fund’s “unitary fee” structure, the Board analyzed the differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser, and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the

20

fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 21

For More Information

Dreyfus Institutional Preferred	Transfer Agent &
Plus Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
MBSC Securities Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	November 17, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5